Fees Summary	Mar. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,601,079.22
Total Fee Amount	221.11
Total Offset Amount	0.00
Net Fee	$ 221.11
Offering Table N/A
Offset Table N/A	N/A